Long-Term Debt (Subsidiary Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total CCWH Notes	$ 20,326,018	$ 20,484,213
Subisidary Senior Notes [Member]
Debt Instrument [Line Items]
Total CCWH Notes	4,925,000	4,925,000
Subisidary Senior Notes [Member] | CCWH Senior A Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total CCWH Notes	735,750	735,750
Stated interest rate	6.50%
Maturity date	Nov. 15, 2022
Subisidary Senior Notes [Member] | CCWH Senior B Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total CCWH Notes	1,989,250	1,989,250
Stated interest rate	6.50%
Maturity date	Nov. 15, 2022
Subisidary Senior Notes [Member] | CCWH Senior A Subordinated Notes Due 2020 [Member]
Debt Instrument [Line Items]
Total CCWH Notes	275,000	275,000
Stated interest rate	7.625%
Maturity date	Mar. 15, 2020
Subisidary Senior Notes [Member] | CCWH Senior B Subordinated Notes Due 2020 [Member]
Debt Instrument [Line Items]
Total CCWH Notes	$ 1,925,000	$ 1,925,000
Stated interest rate	7.625%
Maturity date	Mar. 15, 2020